TRANSACTIONS WITH RELATED PARTIES - Schedule of transactions with related parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Tickets sales | Inversiones Costa Verde S.A. | Related director
Disclosure of transactions between related parties [line items]
Transaction amount with related parties	$ 30	$ 142	$ 124
Tickets sales | Costa Verde Portfolio S.A. | Related director
Disclosure of transactions between related parties [line items]
Transaction amount with related parties	121	0	0
Tickets sales | Costa Verde Inversiones Financieras S.A. | Related director
Disclosure of transactions between related parties [line items]
Transaction amount with related parties	0	16	0
Tickets sales | Delta Air Lines, Inc. | Shareholder
Disclosure of transactions between related parties [line items]
Transaction amount with related parties	42	0	0
Real estate leases received | Inversora Aeronáutica Argentina S.A. | Related director
Disclosure of transactions between related parties [line items]
Transaction amount with related parties	0	(5)	(59)
Expense recovery | Inversora Aeronáutica Argentina S.A. | Related director
Disclosure of transactions between related parties [line items]
Transaction amount with related parties	0	0	3
Interlineal received service | Qatar Airways | Indirect shareholder
Disclosure of transactions between related parties [line items]
Transaction amount with related parties	(28,560)	(22,863)	(22,107)
Interlineal received service | Delta Air Lines, Inc. | Shareholder
Disclosure of transactions between related parties [line items]
Transaction amount with related parties	(342,254)	(319,499)	(144,239)
Interlineal provided service | Qatar Airways | Indirect shareholder
Disclosure of transactions between related parties [line items]
Transaction amount with related parties	27,867	32,092	31,020
Interlineal provided service | Delta Air Lines, Inc. | Shareholder
Disclosure of transactions between related parties [line items]
Transaction amount with related parties	211,082	213,153	127,145
Services received of handling | Qatar Airways | Indirect shareholder
Disclosure of transactions between related parties [line items]
Transaction amount with related parties	(225)	(88)	(252)
Services received of handling | Delta Air Lines, Inc. | Shareholder
Disclosure of transactions between related parties [line items]
Transaction amount with related parties	(21,679)	(7,058)	(3,657)
Services provided of handling | Qatar Airways | Indirect shareholder
Disclosure of transactions between related parties [line items]
Transaction amount with related parties	2,480	1,058	0
Services received miles | Qatar Airways | Indirect shareholder
Disclosure of transactions between related parties [line items]
Transaction amount with related parties	(2,150)	(10,103)	(4,657)
Services received miles | Delta Air Lines, Inc. | Shareholder
Disclosure of transactions between related parties [line items]
Transaction amount with related parties	(12,858)	(15,795)	(11,069)
Services provided miles | Qatar Airways | Indirect shareholder
Disclosure of transactions between related parties [line items]
Transaction amount with related parties	3,679	2,783	1,683
Services provided miles | Delta Air Lines, Inc. | Shareholder
Disclosure of transactions between related parties [line items]
Transaction amount with related parties	9,567	8,335	7,328
Services provided maintenance | Qatar Airways | Indirect shareholder
Disclosure of transactions between related parties [line items]
Transaction amount with related parties	681	776	0
Services provided maintenance | Delta Air Lines, Inc. | Shareholder
Disclosure of transactions between related parties [line items]
Transaction amount with related parties	1,799	995	0
Services provided maintenance | Delta Air Lines, Inc. | Shareholder
Disclosure of transactions between related parties [line items]
Transaction amount with related parties	914	0	0
Services received VIP lounge | Qatar Airways | Indirect shareholder
Disclosure of transactions between related parties [line items]
Transaction amount with related parties	(4)	0	0
Services received VIP lounge | Delta Air Lines, Inc. | Shareholder
Disclosure of transactions between related parties [line items]
Transaction amount with related parties	(100)	0	0
Services provided VIP lounge | Qatar Airways | Indirect shareholder
Disclosure of transactions between related parties [line items]
Transaction amount with related parties	622	0	0
Services provided VIP lounge | Delta Air Lines, Inc. | Shareholder
Disclosure of transactions between related parties [line items]
Transaction amount with related parties	2,015	1,756	640
Services provided / received others | Qatar Airways | Indirect shareholder
Disclosure of transactions between related parties [line items]
Transaction amount with related parties	0	0	1,424
Services provided / received others | Delta Air Lines, Inc. | Shareholder
Disclosure of transactions between related parties [line items]
Transaction amount with related parties	0		344
Joint venture | Delta Air Lines, Inc. | Shareholder
Disclosure of transactions between related parties [line items]
Transaction amount with related parties	(10,000)	(10,000)	(10,000)
Real estates leases provided | Delta Air Lines, Inc. | Shareholder
Disclosure of transactions between related parties [line items]
Transaction amount with related parties	163	155	86
Services received consulting and professional | Delta Air Lines, Inc. | Shareholder
Disclosure of transactions between related parties [line items]
Transaction amount with related parties	$ (1,890)	$ (22)	$ 0